Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 TWD ($) shares	Dec. 31, 2019 TWD ($) shares
Earnings per share [line items]
Profit for the year attributable to owners of the Company	$ 60,150,167	$ 2,168,353	$ 26,970,580	$ 17,060,591
Effect of potentially dilutive ordinary shares:
Potential ordinary shares of the subsidiary	(1,056,778)	(38,096)	(521,073)	(385,865)
Earnings used in the computation of diluted earnings per share	$ 59,093,389	$ 2,130,257	$ 26,449,507	$ 16,674,726
Weighted average number of ordinary shares in the computation of basic earnings per share	4,305,348	4,305,348	4,265,732	4,251,964
Effect of potentially dilutive ordinary shares:
Employee share options	58,113	58,113	22,086	10,232
Employees' compensation	1,264	1,264	815	570
Employee restricted stock awards	943	943
Weighted average number of ordinary shares in computation of diluted earnings per share	4,365,668	4,365,668	4,288,633	4,262,766